United States
					Securities and Exchange Commission
						Washington, D.C. 20549

						Form 13F
					FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: 9/30/11

Check here if Amendment []; Amendment Number: _______
	This Amendment (Check only one.):	[ ] is a restatement.
						[X] adds new holdings
						entries.

Peregrine Investment Advisers, Inc.
9755 SW Barnes Rd Suite 295
Portland, OR 97225

Form 13F File Number 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Dan Botti
Title: Principal
Phone: 503.459.4651

Signature, Place, and Date of Signing

Dan Botti	Portland, Oregon 	Jan 11, 2011
Signature	[City, State]		[Date]

Report Type (Check only one.):

[] 13F HOLDINGS RPEORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Form 13F File Number			Name

NONE



					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	3

Form 13F Information Table Entry Total: 97

Form 13F Information Table Value Total:  57,463
					(thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and the list entries.]

No.		Form 13F File Number		Name

_____		28-_________			02 Cobiz Capital Management
_____		28-_________			03 Summit Capital Management
_____		28-_________			04 Intech









						United States

					Securities and Exchange Commission

					    Washington, D.C. 20549

						   Form 13F

						Form 13F Cover Page

Report for the Calendar Quarter Ended 9/30/2011



Check here if Amendment[ ]; Amendment Number: ______
	This Amendment (Check only one.): [ ] is a restatement.
					  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: Peregrine Asset Advisers, Inc.
Address: 9755 SW Barnes Rd Suite 295
		Portland, OR 97225

Form 13F File Number 28- ______________

The institutional investment manager filing this report and the person by whom it is signed hereby
represent that the persoin signing the report is aurthorized to submit it, that all information
contained

 2-Dec-11

Master List of Securities
As of 09/30/2011

                                TITLE   CUSIP      VALUE   QUANTITY   SH/PRN  INVESTMENT  OTHER    VOTING
NAME OF ISSUER                  OF CLASS           VALUE (x$1000)             DISCRETION  MANAGER  AUTHORITY

Accenture                       COM     G1150G111     1,258     23,887SH                  02                0
Altera                          COM     21441100      1,239     39,300SH      SOLE                          0
Amer 1st Tax Exempt Invest MLP  LP      02364V107       482     93,300SH      SOLE                          0
American Water Wrks             COM     30411102        253      8,371SH      SOLE                          0
Amerigroup                      COM     03073T102       278      7,125SH      SOLE                          0
Antares Pharma                  COM     36642106        119     51,234SH      SOLE                          0
Apple                           COM     37833100      3,465      9,086SH      SOLE                          0
Ares Capital                    COM     04010L103       398     28,900SH      SOLE                          0
Avago Technologies              COM     Y0486S104     1,265     38,600SH      SOLE                          0
Avalonbay Communities           UT      53484101      2,029     17,790SH      SOLE                          0
Baidu .Com                      COM     56752108      1,422     13,300SH      SOLE                          0
Barrick Gold                    COM     67901108        247      5,300SH      SOLE                          0
Best Buy                        COM     86516101       -308     13,200SH      SOLE                          0
Biglari Hldgs                   COM     08986R101       385      1,300SH      SOLE                          0
Bio Rad Labs                    COM     90572207        218      2,400SH      SOLE                          0
BJ's Restaurants                COM     09180C106       265      6,000SH      SOLE                          0
Brigham Expl                    COM     109178103       318     12,600SH      SOLE                          0
Cabot Oil & Gas Cp  Com         COM     127097103       217      3,500SH      SOLE                          0
Calumet Specialty Prod MLP      LP      131476103       342     20,200SH      SOLE                          0
Calypte Biomedical New          COM     131722605         1     40,000SH      SOLE                          0
Caterpillar                     COM     149123101       461      6,245SH      SOLE                          0
CF Industries                   COM     125269100       333      2,700SH      SOLE                          0
Chimera Invst                   COM     125527101       430    155,330SH                  03                0
Cliffs Natural Resources        COM     185896107       550     10,750SH      SOLE                          0
Clorox                          COM     189054109       279      4,200SH      SOLE                          0
Coinstar                        COM     19259P300     1,250     31,250SH      SOLE                          0
Columbia Banking Systems        COM     197236102       218     15,217SH      SOLE                          0
Costco Wholesale                COM     22160K105       276      3,358SH      SOLE                          0
Craft Brewers Alliance          COM     224122101        73     13,000SH      SOLE                          0
Cubist Pharmaceuticals          COM     229678107     1,144     32,400SH      SOLE                          0
CVR Energy                      COM     12662P108       668     31,600SH      SOLE                          0
Danone                          SPONS AD23636T100       371     29,899SH      SOLE                          0
Digital Rlty Tr                 COM     253868103     1,385     25,100SH      SOLE                          0
Ebay                            COM     278642103     1,059     35,900SH      SOLE                          0
Edwards Lifesciences            COM     28176E108       548      7,690SH      SOLE                          0
Eldorado Gold                   COM     284902103       642     37,450SH      SOLE                          0
Exxon Mobil                     COM     30231G102     1,042     14,341SH                  03                0
Fifth St Finance                COM     31678A103       105     11,216SH      SOLE                          0
First Niagara Finl Group Inc N  COM     33582V108       410     44,760SH      SOLE                          0
Fortinet                        COM     34959E109       228     13,590SH      SOLE                          0
Frontier Communications         COM     35906A108       145     23,750SH      SOLE                          0
General Electric                COM     369604103       303     19,926SH                  02                0
Google                          COM     38259P508     3,970      7,858SH      SOLE                          0
Gulfport Energy Corp            COM     402635304       828     34,250SH      SOLE                          0
Hansen Natural                  COM     411310105       436      5,000SH      SOLE                          0
Heineken                        SPONS AD423012202       203      9,000SH      SOLE                          0
Hersha Hospitality Trust        UT      427825104        39     11,400SH      SOLE                          0
Hertz Global                    COM     42805T105       255     28,702SH      SOLE                          0
IBM                             COM     459200101     3,236     18,504SH                  02                0
IHS                             COM     451734107       224      3,000SH      SOLE                          0
Inhibitex                       COM     45719T103       231     93,800SH      SOLE                          0
Intel Corp                      COM     458140100       479     22,452SH      SOLE                          0
Intermune                       COM     45884X103       406     20,100SH      SOLE                          0
Invesco Mortgage Capital        COM     46131B100       247     17,485SH      SOLE                          0
Ishares Tr   20+ Treas Index    COM     464287432     1,063      8,800SH      SOLE                          0
Ishares Tr Barclays Tips        COM     464287176       217      1,900SH      SOLE                          0
Johnson&Johnson                 COM     478160104       216      3,387SH      SOLE                          0
Lilly Eli & Co                  COM     532457108     1,091     29,500SH      SOLE                          0
Lindsay Corp                    COM     535555106       215      4,000SH      SOLE                          0
Managed High Yield  Plus Fd In  MF      561911108       112     58,082SH      SOLE                          0
Market Vectors Etf  Tr Gold Mi  COM     57060U100     1,401     25,390SH      SOLE                          0
Medco Health                    COM     58405U102       204      4,358SH      SOLE                          0
Mellanox  Technologies          COM     M51363113       234      7,490SH      SOLE                          0
MFA Mtg Invts                   COM     55272X102       308     43,865SH      SOLE                          0
Microsoft                       COM     594918104       452     18,146SH      SOLE                          0
MSGI Security Solutions         COM     553570102         0     50,000SH      SOLE                          0
NeoPhotonics                    COM     64051T100       209     30,400SH      SOLE                          0
Nextera Energy                  COM     65339F101     1,519     28,120SH      SOLE                          0
Nike                            COM     654106103       622      7,274SH      SOLE                          0
Penske Automotive               COM     70959W103       962     60,151SH      SOLE                          0
Pepsico                         COM     713448108      -248      4,000SH      SOLE                          0
Pharmasset                      COM     71715N106       247      3,000SH      SOLE                          0
Potash                          COM     73755L107     1,346     31,150SH      SOLE                          0
Powerlock Intl                  COM     73933J107         0  1,193,857SH      SOLE                          0
Procter & Gamble                COM     742718109       249      3,946SH      SOLE                          0
Qsgi Inc                        COM     74729D106         2     22,900SH      SOLE                          0
Qualcomm Inc                    COM     747525103       283      5,814SH      SOLE                          0
Rockwood Hldgs                  COM     774415103       958     28,450SH      SOLE                          0
Rollins                         COM     775711104       664     35,482SH      SOLE                          0
S&P 500 Depository Receipt      COM     78462F103       241      2,134SH      SOLE                          0
Sara Lee                        COM     803111103       410     25,068SH      SOLE                          0
Siemens A G                     COM     826197501     2,337     26,030SH      SOLE                          0
Standard Motor Prods Inc        COM     853666105     1,181     91,052SH      SOLE                          0
Starbucks                       COM     855244109       241      6,475SH      SOLE                          0
Swift Transportation Co         COM     87074U101       338     52,500SH      SOLE                          0
Syngenta                        COM     87160A100       389      7,500SH      SOLE                          0
Templeton Emerging  Markets     COM     880192109       163     10,975SH      SOLE                          0
TranSwitch                      COM     894065309       152     64,860SH      SOLE                          0
UIL Hldgs                       COM     902748102       874     26,550SH      SOLE                          0
Union Pacific                   COM     907818108       244      2,986SH      SOLE                          0
US Bancorp                      COM     902973304       506     21,497SH      SOLE                          0
Verizon Comm                    COM     92343V104       422     11,474SH      SOLE                          0
Vital Imaging Inc               COM     92847B109         0     30,000SH      SOLE                          0
Walter Industries               COM     93317Q105       840     14,000SH      SOLE                          0
Western Gas Ptnrs MLP           LP      958254104       213      6,300SH      SOLE                          0
Yahoo                           COM     984332106       215     16,290SH      SOLE                          0
Znomics Inc                     COM     98977H105         0     16,667SH      SOLE                          0
------------------------------          --------------------------------
